Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	16. Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company and Qu Plus Plus are not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
Under the current laws of the BVI, Qudian BVI and Qu Plus Plus BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.
Hong Kong
Qudian HK, Qufenqi HK, Qu Plus HK, Qu Plus HK and Global Select (HK) Limited are incorporated in Hong Kong and are subject to Hong Kong profits tax of 16.5% on their activities conducted in Hong Kong.
PRC
The VIEs and their subsidiaries domiciled in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates.
As stipulated by the Taxation Law of PRC, the subsidiaries in Ganzhou are qualified enterprises engaged in industry under the Western Development Strategy and are therefore entitled to preferential tax rate of 15%.
Xinjiang Qudian Technology Co., Ltd. is a qualified enterprise engaged in industry as a company established in the special economic development zone and is therefore entitled to an exemption from income tax from January 1, 2017 to December 31, 2020. Xiamen Qudian Technology Co., Ltd. is qualified as High and New Technology Enterprise and is subject to a preferential statutory tax rate of 15% for three years from 2019 to 2021. Qufenqi (Beijing) Information Technology Co., Ltd. was qualified as High and New Technology Enterprise and was subject to the preferential statutory tax rate of 15% for two
years from 2018 to 2019.
Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.
The EIT Law of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT
Law provides that
non-resident
legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC.
Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.
The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current income tax expenses	285,682,721	494,121,097	129,397,492	19,831,033
Deferred income tax expenses	(127,952,203)	132,112,749	132,582,100	20,319,096

Total income tax expenses	157,730,518	626,233,846	261,979,592	40,150,129

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	451,009,681	445,374,376	68,256,611
Allowance for finance lease receivable	15,561,634	14,360,187	2,200,795
Allowance for other current assets	8,417,241	44,792,004	6,864,675
Guarantee liabilities	211,029,776	203,687,822	31,216,524
Risk assurance liabilities	188,154,210	52,558,773	8,054,984
Share-based compensation	27,686,642	40,910,215	6,269,765
Investment loss under equity method	10,055,140	—	—
Lease liabilities	—	24,966,731	3,826,319
Net operating loss carry forwards	69,462,422	94,886,663	14,542,017
Less: valuation allowance	(385,481,892)	(701,745,843)	(107,547,256)

Total non-current deferred tax assets net of valuation allowance	595,894,854	219,790,928	33,684,434

Net non-current deferred tax assets	290,284,829	154,959,777	23,748,625

Non-current deferred tax liabilities
Contract assets	(411,735,303)	(15,735,380)	(2,411,552)
Right-of-use assets	—	(26,360,534)	(4,039,929)
Fair value change of short-term investment	—	(10,230,912)	(1,567,956)
Unallocated revenue	(72,859,486)	(23,427,601)	(3,590,437)

Total non-current deferred tax liabilities	(484,594,789)	(75,754,427)	(11,609,874)

Net non-current deferred tax liabilities	(178,984,764)	(10,923,276)	(1,674,065)

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs and valuation allowance is considered on an individual entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2019 and 2020. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
As of December 31, 2019 and 2020, the Company had deferred tax assets related to net operating loss carry forwards of RMB 69,462,422 and RMB 94,886,663 (US$ 14,542,017), respectively, from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC, which can be carried forward to offset taxable income. The net operating losses will expire from years 2021 to 2025 if not utilized.

Reconciliation between the income taxes expense computed by applying the PRC tax rate to profit before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Profit before income tax	2,649,046,731	3,890,521,771	1,220,798,253	187,095,518
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	662,261,683	972,630,443	305,199,563	46,773,879
Effect of different tax rates	(574,131,524)	(552,951,519)	(272,361,568)	(41,741,236)
Exempt income	(2,720,020)	(1,625,772)	(350,121)	(53,658)
Expenses not deductible for tax purposes	27,662,307	4,446,637	73,694,299	11,294,145
Adjustment on current income tax of the previous periods	(16,309,757)	2,453,713	24,502,181	3,755,124
Financial subsidy	(31,810,061)	—	—	—
Deferred only adjustment	—	72,206,605	—	—
Research and development super-deduction	—	(14,587,649)	(20,606,639)	(3,158,106)
Tax rate change	5,200,618	(11,870,214)	(157,679,128)	(24,165,384)
Changes in valuation allowance	87,577,272	155,531,602	309,581,005	47,445,365

Income tax expenses	157,730,518	626,233,846	261,979,592	40,150,129

As of December 31, 2020, the Company intends to permanently reinvest the undistributed earnings from foreign subsidiaries to fund future operations. As of December 31, 2020, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs is RMB 9,449 million (US$ 1,448 million). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.
Unrecognized Tax Benefit
As of December 31, 2019 and 2020, the Company had nil unrecognized tax benefit. A roll-forward of unrecognized tax benefits is as follows:

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additions	54,637,111	3,322,470	509,191
Decreases	(54,637,111)	(3,322,470)	(509,191)

Balance at end of the year	—	—	—

It is possible that the amount of uncertain tax position will change in the next twelve months; however, an estimate of the range of the possible outcomes cannot be made at this time. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, as of December 31, 2020, the tax years ended December 31, 2015 through period ended as of the reporting date for the Company’s PRC subsidiaries remain open to examination by the PRC tax authorities.